UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number 811-22578

Vericimetry Funds

(Exact name of registrant as specified in charter)

972 West Campus Lane

Goleta, CA 93117

(Address of principal executive offices) (Zip code)

Dr. Mendel Fygenson

Vericimetry Advisors LLC

972 West Campus Lane

Goleta, CA 93117

(Name and address of agent for service)

Registrant's telephone number, including area code: (805) 570-1086

Date of fiscal year end: September 30

Date of reporting period: March 31, 2026

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-1090. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

(a) The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).

Vericimetry U.S. Small Cap Value Fund

VYSVX

SEMI-ANNUAL SHAREHOLDER REPORT | March 31, 2026

This semi-annual shareholder report contains important information about the Vericimetry U.S. Small Cap Value Fund (“Fund”) for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund such as the prospectus, financial information, and fund holdings at https://www.vericimetry.com/vysvx/fund-information.php. You can also request this information by contacting us at 1-855-755-7550.

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Vericimetry U.S. Small Cap Value Fund	$31	0.60%*

*	Annualized

Key Fund Statistics

The following table outlines key fund statistics that you should pay attention to.

Fund net assets	$168,031,798
Total number of portfolio holdings	834
Portfolio turnover rate as of the end of the reporting period	24%

Vericimetry U.S. Small Cap Value Fund | 1

Graphical Representation of Holdings

The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings and Sector Allocation exclude short-term holdings, if any. The Sector Allocation chart represents Common Stocks held by the Fund.

TOP TEN HOLDINGS

TTM Technologies, Inc.	0.96%
Amkor Technology, Inc.	0.76%
Hancock Whitney Corp.	0.68%
Alcoa Corp.	0.68%
APA Corp.	0.67%
Popular, Inc.	0.63%
Jackson Financial, Inc. - Class A	0.62%
Avnet, Inc.	0.61%
Air Lease Corp.	0.60%
Matador Resources Co.	0.57%

ASSET ALLOCATION

SECTOR ALLOCATION

Availability of Additional Information

You can find additional information about the Fund such as the prospectus, financial information, and fund holdings at https://www.vericimetry.com/vysvx/fund-information.php. You can also request this information by contacting us at 1-855-755-7550.

Principal Risks of Investing

Investors should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. Please read the prospectus carefully before investing.

Vericimetry U.S. Small Cap Value Fund | 2

(b) Not applicable.

Item 2. Code of Ethics.

Not applicable to semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable to semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable to semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Included as part of the report to shareholders filed under Item 7(a) of this Form N-CSR.
(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)	Copy of the most recent financial statements.

Vericimetry U.S. Small Cap Value Fund

Financial Statements and Other Information

(Form N-CSR Items 7-11)

March 31, 2026

Vericimetry Funds

TABLE OF CONTENTS
MARCH 31, 2026

Please note the Financial Statements and Other Information only contains Items 7-11 required on Form N-CSR. All other required items will be filed with the SEC.

Pages
Item 7.
Schedule of Investments	1
Statement of Assets and Liabilities	11
Statement of Operations	12
Statements of Changes in Net Assets	13
Financial Highlights	14
Notes to Financial Statements	15
Item 8.
Changes in and Disagreements with Accountants for Open-End Management Investment Companies	21
Item 9.
Proxy Disclosures for Open-End Management Investment Companies	21
Item 10.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies	21
Item 11.
Statement Regarding Basis for Approval of Investment Advisory Contract	21

This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

Vericimetry U.S. Small Cap Value Fund

Schedule of Investments

AS OF MARCH 31, 2026 (Unaudited)

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

	Number of Shares	Value
COMMON STOCKS — 93.0%
BASIC MATERIALS — 5.0%
AdvanSix, Inc.	2,926	$71,394
Albemarle Corp.	1,422	255,292
Alcoa Corp.	17,082	1,133,049
Cabot Corp.	1,144	86,155
Caledonia Mining Corp. PLC	686	15,497
Calumet, Inc.*	4,368	156,811
Carpenter Technology Corp.	1,869	736,666
Celanese Corp.	1,787	117,531
Century Aluminum Co.*	991	58,162
Chemours Co.	8,184	180,294
Cleveland-Cliffs, Inc.*	26,385	222,953
Coeur Mining, Inc.*	5,254	98,618
Commercial Metals Co.	15,360	943,565
Compass Minerals International, Inc.*	847	19,777
Eastman Chemical Co.	1,116	85,173
Ecovyst, Inc.*	21,110	271,475
Element Solutions, Inc.	13,272	453,106
Ferroglobe PLC	3,215	13,246
FMC Corp.	1,500	25,830
Friedman Industries, Inc.	1,376	24,383
H.B. Fuller Co.	3,371	207,923
Hawkins, Inc.	327	50,227
Hecla Mining Co.	16,821	313,375
Huntsman Corp.	18,146	241,523
Innospec, Inc.	894	65,280
Intrepid Potash, Inc.*	1,350	57,739
Kaiser Aluminum Corp.	1,361	164,014
Koppers Holdings, Inc.	2,416	93,451
Kronos Worldwide, Inc.	16,138	106,027
LyondellBasell Industries N.V. - Class A	1,120	90,227
Mativ Holdings, Inc.	1,971	17,148
Minerals Technologies, Inc.	4,354	308,786
Mosaic Co.	1,773	45,212
NewMarket Corp.	91	58,326
Oil-Dri Corp. of America	1,759	114,493
Olin Corp.	6,492	193,007
Perimeter Solutions, Inc.*	7,010	171,184
Quaker Chemical Corp.	512	63,606
Rayonier Advanced Materials, Inc.*	15,560	172,249
Rogers Corp.*	1,264	135,665
SSR Mining, Inc.*	7,700	226,380
Stepan Co.	1,989	99,410
Tronox Holdings PLC	23,532	229,908
Westlake Corp.	1,533	179,085
		8,373,222

	Number of Shares	Value
COMMON STOCKS (Continued)
COMMUNICATIONS — 2.0%
A10 Networks, Inc.	1,513	$34,981
AMC Networks, Inc. - Class A*	3,161	21,463
ATN International, Inc.	1,735	47,227
Bumble, Inc. - Class A*	4,763	15,527
Cable One, Inc.	730	66,583
Cargurus, Inc.*	1,922	65,444
Cars.com, Inc.*	3,654	29,671
EchoStar Corp. - Class A*	2,009	235,194
ePlus, Inc.	1,589	119,572
EW Scripps Co. - Class A*	1,200	4,464
Gray Media, Inc.	13,365	58,004
InterDigital, Inc.	113	34,126
Lands’ End, Inc.*	3,093	34,765
Liberty Latin America Ltd. - Class A*	23,852	206,081
Liquidity Services, Inc.*	2,268	69,333
NETGEAR, Inc.*	1,666	36,385
Nexstar Media Group, Inc.	510	92,223
Preformed Line Products Co.	566	153,245
Scholastic Corp.[1]	6,095	238,071
Shenandoah Telecommunications Co.	1,510	23,284
Sphere Entertainment Co.*	3,035	356,309
Telephone and Data Systems, Inc.	18,589	782,597
Viasat, Inc.*	8,757	401,071
Viavi Solutions, Inc.*	2,758	91,786
Ziff Davis, Inc.*	1,960	82,242
		3,299,648
CONSUMER, CYCLICAL — 12.8%
Academy Sports & Outdoors, Inc.	8,603	485,639
Adient PLC*	12,418	250,968
Advance Auto Parts, Inc.	4,987	263,064
Alaska Air Group, Inc.*	9,945	365,777
Allegiant Travel Co.*	1,010	81,850
American Eagle Outfitters, Inc.	10,496	175,283
America’s Car-Mart, Inc.*	1,975	25,142
Asbury Automotive Group, Inc.*	2,092	408,798
AutoNation, Inc.*	1,438	280,784
Biglari Holdings, Inc. - Class B*	183	60,315
BJ’s Restaurants, Inc.*	1,193	41,874
BlueLinx Holdings, Inc.*	680	36,842
BorgWarner, Inc.	750	40,695
Brunswick Corp.	522	37,981
Buckle, Inc.	1,122	56,504
Callaway Golf Co.*	17,274	239,763
Carter’s, Inc.	3,007	107,530
Central Garden & Pet Co. - Class A*	7,651	248,045
Century Casinos, Inc.*	2,020	2,808

See accompanying Notes to Financial Statements.

Vericimetry U.S. Small Cap Value Fund

SCHEDULE OF INVESTMENTS (Continued)
AS OF MARCH 31, 2026 (Unaudited)

	Number of Shares	Value
COMMON STOCKS (Continued)
CONSUMER, CYCLICAL (Continued)
Century Communities, Inc.	2,985	$171,279
Cheesecake Factory, Inc.[1]	852	46,647
Copa Holdings S.A. - Class A	878	99,750
Dana, Inc.	25,581	860,801
Dauch Corp.*	8,711	51,656
Designer Brands, Inc. - Class A	5,215	29,673
Dick’s Sporting Goods, Inc.	467	92,601
Dillard’s, Inc. - Class A	406	232,277
Dorman Products, Inc.*	879	91,732
El Pollo Loco Holdings, Inc.*	3,670	50,866
Escalade, Inc.	1,170	20,089
Ethan Allen Interiors, Inc.	4,544	101,149
Five Below, Inc.*	749	171,132
Flexsteel Industries, Inc.	1,249	56,130
Forestar Group, Inc.*	5,395	131,854
Fox Factory Holding Corp.*	1,859	30,599
Gap, Inc.	1,175	28,435
Genesco, Inc.*	1,646	47,718
Gentherm, Inc.*	1,406	39,059
G-III Apparel Group Ltd.	8,247	228,442
Gold.com, Inc.	758	30,381
Golden Entertainment, Inc.	1,093	29,172
Goodyear Tire & Rubber Co.*	30,319	201,015
Green Brick Partners, Inc.*	3,972	255,995
Group 1 Automotive, Inc.	2,575	851,372
Hamilton Beach Brands Holding Co. - Class A	2,891	54,784
Hamilton Beach Brands Holding Co. - Class A	1,700	32,215
Haverty Furniture Cos., Inc.	1,580	33,464
HNI Corp.	2,548	85,078
Holley, Inc.*	4,134	12,691
Hooker Furnishings Corp.	4,160	53,581
Hovnanian Enterprises, Inc. - Class A*	325	36,046
Hudson Technologies, Inc.*	2,751	16,176
indie Semiconductor, Inc. - Class A*[1]	8,000	25,760
Inspired Entertainment, Inc.*	8,747	62,366
Interface, Inc.	2,409	60,032
JetBlue Airways Corp.*	37,191	164,384
Johnson Outdoors, Inc. - Class A	519	24,139
KB Home	3,543	183,350
Kohl’s Corp.	15,505	200,015
La-Z-Boy, Inc.	6,415	206,178
LCI Industries	2,787	342,745
Lear Corp.	1,947	235,743
Life Time Group Holdings, Inc.*	10,372	279,422
Light & Wonder, Inc.*	392	32,646

	Number of Shares	Value
COMMON STOCKS (Continued)
CONSUMER, CYCLICAL (Continued)
Lovesac Co.*	2,456	$36,275
M/I Homes, Inc.*	3,487	426,983
Macy’s, Inc.	30,494	551,637
Madison Square Garden Entertainment Corp.*	1,038	61,149
Malibu Boats, Inc. - Class A*	1,096	28,408
Marcus Corp.	2,822	48,454
MarineMax, Inc.*	2,740	74,144
Marriott Vacations Worldwide Corp.	3,406	221,799
Meritage Homes Corp.	6,924	428,180
Miller Industries, Inc.	2,055	93,605
MillerKnoll, Inc.	7,202	104,141
Motorcar Parts of America, Inc.*	2,453	27,130
Movado Group, Inc.	3,633	88,718
Murphy USA, Inc.	586	289,466
National Vision Holdings, Inc.*	1,312	33,981
Newell Brands, Inc.	25,331	86,885
OPENLANE, Inc.*	12,986	378,542
Oxford Industries, Inc.	712	27,419
Patrick Industries, Inc.	1,232	136,838
PC Connection, Inc.	3,089	180,583
Penske Automotive Group, Inc.	1,376	205,740
Petco Health & Wellness Co., Inc.*	20,681	57,493
Phinia, Inc.	1,600	109,504
Polaris, Inc.	2,461	134,125
PriceSmart, Inc.	1,040	156,520
PVH Corp.	6,819	475,693
Resideo Technologies, Inc.*	19,037	641,737
Rocky Brands, Inc.	1,220	47,238
Rush Enterprises, Inc. - Class A	6,893	455,696
Rush Enterprises, Inc. - Class B	5,166	332,432
Sally Beauty Holdings, Inc.*	6,977	96,632
ScanSource, Inc.*	3,397	123,311
Shoe Carnival, Inc.	1,724	26,877
Signet Jewelers Ltd.	3,606	305,212
SkyWest, Inc.*	8,558	785,881
Sonic Automotive, Inc. - Class A	1,664	114,101
Standard Motor Products, Inc.	3,488	121,173
Strattec Security Corp.*	418	32,746
Sun Country Airlines Holdings, Inc.*	6,119	101,086
Tapestry, Inc.	1,310	184,854
Taylor Morrison Home Corp.*	13,621	793,287
Thor Industries, Inc.	6,275	501,310
Tilly’s, Inc. - Class A*[1]	10,151	41,112
Titan International, Inc.*	9,106	62,923
Titan Machinery, Inc.*	1,862	31,133
Toll Brothers, Inc.	1,605	219,034

See accompanying Notes to Financial Statements.

Vericimetry U.S. Small Cap Value Fund

SCHEDULE OF INVESTMENTS (Continued)
AS OF MARCH 31, 2026 (Unaudited)

	Number of Shares	Value
COMMON STOCKS (Continued)
CONSUMER, CYCLICAL (Continued)
Torrid Holdings, Inc.*	20,346	$36,216
Travel + Leisure Co.	298	20,619
Tri Pointe Homes, Inc.*	12,266	573,190
Under Armour, Inc. - Class A*	12,025	71,068
UniFirst Corp.	1,107	278,510
Urban Outfitters, Inc.*	5,176	327,900
Victoria’s Secret & Co.*	1,304	60,453
Visteon Corp.	2,059	187,596
WESCO International, Inc.	3,358	918,816
Whirlpool Corp.[1]	760	40,979
Winnebago Industries, Inc.	2,225	68,953
XPEL, Inc.*	1,263	55,900
Zumiez, Inc.*	1,917	42,481
		21,464,169
CONSUMER, NON-CYCLICAL — 8.3%
ABM Industries, Inc.	9,249	356,272
Acacia Research Corp.*	3,860	18,567
Acadia Healthcare Co., Inc.*	6,676	156,152
ACCO Brands Corp.	3,592	10,776
AdaptHealth Corp.*	11,950	142,205
Alico, Inc.	316	13,038
Alumis, Inc.*	2,680	59,040
American Public Education, Inc.*	1,437	81,737
Amneal Pharmaceuticals, Inc.*	6,216	77,265
Andersons, Inc.	8,180	587,160
Anika Therapeutics, Inc.*	2,344	33,988
Avanos Medical, Inc.*	6,790	95,128
Avantor, Inc.*	2,250	17,640
Avis Budget Group, Inc.*[1]	150	21,878
Azenta, Inc.*	1,896	40,063
B&G Foods, Inc.[1]	19,529	93,935
Baxter International, Inc.	5,845	98,196
Bicara Therapeutics, Inc.*	1,809	35,981
BioAge Labs, Inc.*	2,936	51,351
Bio-Rad Laboratories, Inc. - Class A*	100	27,875
Booz Allen Hamilton Holding Corp.	413	32,226
BrightSpring Health Services, Inc.*	1,190	50,706
BrightView Holdings, Inc.*	10,570	124,620
Brookdale Senior Living, Inc.*	13,254	181,315
Bunge Global S.A.	520	66,144
Calavo Growers, Inc.	2,243	57,847
Cal-Maine Foods, Inc.	2,542	201,199
CareDx, Inc.*	795	13,801
Castle Biosciences, Inc.*	1,562	38,347
Charles River Laboratories International, Inc.*	841	145,073
Clarivate PLC*	17,440	44,123

	Number of Shares	Value
COMMON STOCKS (Continued)
CONSUMER, NON-CYCLICAL (Continued)
Coca-Cola Consolidated, Inc.	891	$170,840
Community Health Systems, Inc.*	10,032	29,494
Conagra Brands, Inc.	4,263	67,014
CONMED Corp.	595	21,039
Coty, Inc. - Class A*	8,370	16,824
Covista, Inc.*	1,827	210,562
Cross Country Healthcare, Inc.*	1,692	15,905
Custom Truck One Source, Inc.*	7,703	50,609
Cytek Biosciences, Inc.*	8,510	37,189
Darling Ingredients, Inc.*	500	30,925
Deluxe Corp.	5,800	159,732
Dole PLC	5,000	71,450
Edgewell Personal Care Co.	5,697	121,574
Emergent BioSolutions, Inc.*	2,586	21,464
Enhabit, Inc.*	3,879	54,655
Ennis, Inc.	5,429	116,289
Enovis Corp.*	5,216	118,664
Envista Holdings Corp.*	11,776	298,757
First Advantage Corp.*	1,097	12,901
Fresh Del Monte Produce, Inc.	10,451	420,757
Graham Holdings Co. - Class B	570	602,638
Green Dot Corp. - Class A*	3,793	42,557
Grocery Outlet Holding Corp.*	2,662	18,767
Guardant Health, Inc.*	1,072	99,021
Healthcare Services Group, Inc.*	1,496	27,751
ICF International, Inc.	873	56,998
ICU Medical, Inc.*	682	88,080
Indivior Pharmaceuticals, Inc.*	1,410	42,977
InfuSystem Holdings, Inc.*	2,034	18,774
Ingles Markets, Inc. - Class A	3,143	282,524
Ingredion, Inc.	1,988	223,968
Innoviva, Inc.*	9,598	223,633
Integer Holdings Corp.*	3,190	280,720
Integra LifeSciences Holdings Corp.*	3,337	31,435
John B Sanfilippo & Son, Inc.	428	33,953
John Wiley & Sons, Inc. - Class A	978	37,262
Kelly Services, Inc. - Class A	3,789	33,533
Korn Ferry	5,915	372,349
Lantheus Holdings, Inc.*	677	51,350
Laureate Education, Inc.*	5,380	187,439
Ligand Pharmaceuticals, Inc.*	879	175,492
ManpowerGroup, Inc.	3,700	109,002
Matthews International Corp. - Class A	2,459	63,491
Mission Produce, Inc.*	8,479	116,671
Molina Healthcare, Inc.*	444	59,185
Monro, Inc.	2,682	43,019
Monte Rosa Therapeutics, Inc.*	3,203	52,689

See accompanying Notes to Financial Statements.

Vericimetry U.S. Small Cap Value Fund

SCHEDULE OF INVESTMENTS (Continued)
AS OF MARCH 31, 2026 (Unaudited)

	Number of Shares	Value
COMMON STOCKS (Continued)
CONSUMER, NON-CYCLICAL (Continued)
National HealthCare Corp.	1,991	$317,963
Natural Grocers by Vitamin Cottage, Inc.	1,280	33,088
Neogen Corp.*	22,002	204,399
NPK International, Inc.*	6,686	96,880
Omni AB, Inc. - Earnout Shares[2]	477	—
Omni AB, Inc. - Earnout Shares[2]	477	—
Omnicell, Inc.*	4,311	143,901
OraSure Technologies, Inc.*	5,178	15,534
Oruka Therapeutics, Inc.*	3,154	154,704
Pacira BioSciences, Inc.*	5,593	126,402
Pediatrix Medical Group, Inc.*	4,808	102,843
Perdoceo Education Corp.	6,099	226,944
Pilgrim’s Pride Corp.	1,357	51,240
Post Holdings, Inc.*	6,035	596,620
Prestige Consumer Healthcare, Inc.*	4,022	238,384
Puma Biotechnology, Inc.*	2,710	17,317
Quanex Building Products Corp.	4,385	78,798
QuidelOrtho Corp.*	1,459	23,971
Repay Holdings Corp.*	14,630	38,038
SBC Medical Group Holdings, Inc.*	701	2,930
Seaboard Corp.	7	39,578
Select Medical Holdings Corp.	5,049	82,248
Seneca Foods Corp. - Class A*	1,552	234,538
Shattuck Labs, Inc.*	6,789	43,653
Simply Good Foods Co.*	4,340	62,279
Spire Global, Inc.*	2,540	31,953
Sprouts Farmers Market, Inc.*	751	57,925
Strategic Education, Inc.	2,882	239,091
Stride, Inc.*	1,510	133,137
Supernus Pharmaceuticals, Inc.*	5,434	280,883
Surgery Partners, Inc.*	6,369	75,919
Tactile Systems Technology, Inc.*	1,937	50,614
Tango Therapeutics, Inc.*	2,940	61,505
Teleflex, Inc.	1,323	158,244
Terns Pharmaceuticals, Inc.*	1,250	65,900
Theravance Biopharma, Inc.*	2,437	39,553
United Natural Foods, Inc.*	9,926	447,266
Universal Corp.	400	21,080
Universal Health Services, Inc. - Class B	483	86,443
Universal Technical Institute, Inc.*	920	33,212
Vanda Pharmaceuticals, Inc.*	3,542	24,475
Varex Imaging Corp.*	1,992	21,135
Vestis Corp.	8,363	65,733
Viatris, Inc.	5,073	68,536
Village Super Market, Inc. - Class A	4,339	183,236
Weis Markets, Inc.	6,364	435,234
		13,908,896

	Number of Shares	Value
COMMON STOCKS (Continued)
ENERGY — 13.9%
Alpha Metallurgical Resources, Inc.*	1,560	$320,221
Alto Ingredients, Inc.*	25,141	121,682
Amplify Energy Corp.*	10,341	64,528
Antero Midstream Corp.	10,801	246,263
Antero Resources Corp.*	7,392	313,716
APA Corp.	26,539	1,126,315
Archrock, Inc.	12,994	452,191
Atlas Energy Solutions, Inc.	4,114	53,976
Borr Drilling Ltd.	18,881	108,943
Bristow Group, Inc.	4,701	220,430
California Resources Corp.	9,916	686,386
Cheniere Energy, Inc.	387	109,815
Chord Energy Corp.	3,592	510,711
Civeo Corp.	1,342	35,509
CNX Resources Corp.*	20,264	781,177
Comstock Resources, Inc.*	23,887	503,538
Core Natural Resources, Inc.	2,866	300,156
Crescent Energy Co. - Class A	36,280	489,780
CVR Energy, Inc.*	1,000	33,650
Delek U.S. Holdings, Inc.	5,086	229,226
Diamondback Energy, Inc.	2,040	403,492
Diversified Energy Co.	6,154	107,326
DNOW, Inc.*	18,464	219,906
DT Midstream, Inc.	1,590	214,125
Epsilon Energy Ltd.	5,602	34,508
EQT Corp.	4,103	261,115
Excelerate Energy, Inc. - Class A	1,147	38,333
Expro Group Holdings N.V.*	8,738	152,129
Flotek Industries, Inc.*	1,350	22,910
Forum Energy Technologies, Inc.*	597	35,020
FutureFuel Corp.	11,964	46,061
Geospace Technologies Corp.*	3,450	42,090
Gevo, Inc.*	25,465	69,519
Golar LNG Ltd.	794	42,963
Gran Tierra Energy, Inc.*	16,806	150,750
Granite Ridge Resources, Inc.	5,690	33,400
Green Plains, Inc.*	9,406	154,729
Gulfport Energy Corp.*	992	209,877
Hallador Energy Co.*	6,665	108,506
Helix Energy Solutions Group, Inc.*	23,439	231,812
Helmerich & Payne, Inc.	16,455	592,874
HF Sinclair Corp.	2,089	130,333
HighPeak Energy, Inc.[1]	4,680	32,292
Infinity Natural Resources, Inc. - Class A*	2,273	40,028
Innovex International, Inc.*	4,737	115,535
Kosmos Energy Ltd.*	11,419	31,745
Liberty Energy, Inc.	19,128	550,886

See accompanying Notes to Financial Statements.

Vericimetry U.S. Small Cap Value Fund

SCHEDULE OF INVESTMENTS (Continued)
AS OF MARCH 31, 2026 (Unaudited)

	Number of Shares	Value
COMMON STOCKS (Continued)
ENERGY (Continued)
Magnolia Oil & Gas Corp. - Class A	3,790	$119,650
Mammoth Energy Services, Inc.*	1,373	3,364
Matador Resources Co.	15,273	964,948
Murphy Oil Corp.	22,362	922,432
Nabors Industries Ltd.*	1,225	105,424
NACCO Industries, Inc. - Class A	1,115	57,947
National Energy Services Reunited Corp.*	1,980	42,511
Natural Gas Services Group, Inc.	2,220	83,783
NCS Multistage Holdings, Inc.*	208	12,863
Nextpower, Inc. - Class A*	458	55,212
Noble Corp. PLC	8,576	420,824
Northern Oil & Gas, Inc.	8,614	251,787
NOV, Inc.	11,125	209,261
Oceaneering International, Inc.*	4,942	175,293
Oil States International, Inc.*	10,606	123,454
Par Pacific Holdings, Inc.*	5,748	360,055
Patterson-UTI Energy, Inc.	52,157	564,860
PBF Energy, Inc. - Class A	12,492	594,869
Peabody Energy Corp.	16,250	535,438
Permian Resources Corp. - Class A	27,234	580,629
PrimeEnergy Resources Corp.*	293	68,225
ProFrac Holding Corp. - Class A*	29,345	181,939
ProPetro Holding Corp.*	17,124	246,757
Range Resources Corp.	8,679	392,117
Ranger Energy Services, Inc. - Class A	3,595	61,618
REX American Resources Corp.*	8,255	376,180
Ring Energy, Inc.*	53,366	81,650
RPC, Inc.	24,348	172,384
SandRidge Energy, Inc.	3,173	51,752
Seadrill Ltd.*	4,921	223,906
Select Water Solutions, Inc.	9,538	145,931
SM Energy Co.	25,308	789,103
Smart Sand, Inc.	11,205	57,370
SolarEdge Technologies, Inc.*	1,588	81,067
Summit Midstream Corp.*	2,296	69,431
SunCoke Energy, Inc.	13,317	86,694
Sunrun, Inc.*	8,907	120,779
Talos Energy, Inc.*	23,897	376,617
TechnipFMC PLC	13,780	952,611
TETRA Technologies, Inc.*	2,477	21,104
Tidewater, Inc.*	996	83,216
Transocean Ltd.*	110,818	734,723
VAALCO Energy, Inc.	31,746	201,270
Valaris Ltd.*	2,927	286,963
Warrior Met Coal, Inc.	4,683	436,221
Weatherford International PLC	339	32,063
		23,296,772

	Number of Shares	Value
COMMON STOCKS (Continued)
FINANCIAL — 28.8%
1st Source Corp.	5,572	$385,638
ACNB Corp.	1,380	66,061
Air Lease Corp.	15,377	998,582
Alerus Financial Corp.	1,879	44,551
Ally Financial, Inc.	813	31,894
Amalgamated Financial Corp.	1,420	55,195
Amerant Bancorp, Inc.	2,123	46,791
Ameris Bancorp	8,312	648,253
Arrow Financial Corp.	300	10,071
Associated Banc-Corp	25,302	654,310
Assured Guaranty Ltd.	9,658	786,934
Atlantic Union Bankshares Corp.	20,502	732,741
Axis Capital Holdings Ltd.	5,837	591,930
Axos Financial, Inc.*	4,276	363,845
Banc of California, Inc.	6,254	109,945
BancFirst Corp.	484	52,514
Bank of Hawaii Corp.	1,551	115,162
Bank of Marin Bancorp	1,900	48,697
Bank of NT Butterfield & Son Ltd.	1,990	104,435
Bank OZK	15,676	719,372
Bank7 Corp.	770	30,708
BankUnited, Inc.	12,473	563,281
Banner Corp.	5,336	323,788
Bar Harbor Bankshares	1,790	58,086
BayCom Corp.	600	17,835
Beacon Financial Corp.	14,325	429,750
Better Home & Finance Holding Co.*	805	28,674
Bread Financial Holdings, Inc.	7,283	545,424
Bridgewater Bancshares, Inc.*	2,910	51,507
Brighthouse Financial, Inc.*	6,282	376,166
Burke & Herbert Financial Services Corp.	1,153	71,820
Business First Bancshares, Inc.	3,541	95,749
Byline Bancorp, Inc.	6,100	192,577
C&F Financial Corp.	710	51,787
Camden National Corp.	1,798	85,315
Capital City Bank Group, Inc.	1,190	51,717
Capitol Federal Financial, Inc.	8,924	63,628
Carter Bankshares, Inc.*	4,802	111,983
Cathay General Bancorp	10,267	511,913
Central Pacific Financial Corp.	1,800	57,528
Citizens, Inc.*	9,107	45,808
City Holding Co.	1,310	156,571
Cleanspark, Inc.*	2,037	17,335
CNB Financial Corp.	3,380	97,885
CNO Financial Group, Inc.	10,693	439,055
Columbia Banking System, Inc.	30,756	843,637
Community Financial System, Inc.	1,172	68,738

See accompanying Notes to Financial Statements.

Vericimetry U.S. Small Cap Value Fund

SCHEDULE OF INVESTMENTS (Continued)
AS OF MARCH 31, 2026 (Unaudited)

	Number of Shares	Value
COMMON STOCKS (Continued)
FINANCIAL (Continued)
Community Trust Bancorp, Inc.	1,470	$89,258
Community West Bancshares	1,800	41,940
Compass, Inc.*	16,169	118,195
ConnectOne Bancorp, Inc.	6,934	185,623
Consumer Portfolio Services, Inc.*	3,384	26,158
Cushman & Wakefield Ltd.*	22,563	276,622
Customers Bancorp, Inc.*	3,931	272,851
CVB Financial Corp.	5,390	104,512
Dime Community Bancshares, Inc.	5,709	193,078
Donegal Group, Inc. - Class A	2,505	43,036
Eagle Bancorp, Inc.	3,373	83,887
Employers Holdings, Inc.	3,369	138,601
Enact Holdings, Inc.	5,583	227,842
Encore Capital Group, Inc.*	2,911	204,119
Enova International, Inc.*	935	127,001
Enterprise Financial Services Corp.	4,315	233,485
Esquire Financial Holdings, Inc.	677	72,777
Essent Group Ltd.	9,614	561,842
Evercore, Inc. - Class A	281	83,881
EZCORP, Inc. - Class A*	9,132	231,770
FB Financial Corp.	1,720	89,337
Fidelis Insurance Holdings Ltd.	4,984	95,244
Fifth Third Bancorp	2,794	129,809
Financial Institutions, Inc.	2,980	94,496
First American Financial Corp.	1,567	94,474
First BanCorp/Puerto Rico	31,861	680,551
First Bancorp/Southern Pines NC	2,038	114,841
First Bank/Hamilton NJ	1,170	18,720
First Busey Corp.	9,885	249,794
First Business Financial Services, Inc.	1,100	59,323
First Commonwealth Financial Corp.	15,857	278,766
First Community Bankshares, Inc.	1,750	72,660
First Financial Bancorp	19,988	557,265
First Financial Corp.	1,821	115,087
First Hawaiian, Inc.	1,640	40,410
First Horizon Corp.	12,962	295,015
First Interstate BancSystem, Inc. - Class A	7,224	241,282
First Merchants Corp.	6,962	269,638
First Mid Bancshares, Inc.	2,812	115,826
First National Corp.	1,560	41,995
Flushing Financial Corp.	4,919	75,556
FNB Corp.	38,057	636,313
Franklin Financial Services Corp.	611	31,210
FRP Holdings, Inc.*	868	18,992
FS Bancorp, Inc.	620	23,926
Fulton Financial Corp.	31,511	640,934
Genworth Financial, Inc.*	60,178	488,645

	Number of Shares	Value
COMMON STOCKS (Continued)
FINANCIAL (Continued)
German American Bancorp, Inc.	1,000	$41,790
Glacier Bancorp, Inc.	1,630	72,812
Great Southern Bancorp, Inc.	1,301	82,132
Greenlight Capital Re Ltd. - Class A*	4,287	74,122
Hancock Whitney Corp.	18,074	1,149,326
Hanmi Financial Corp.	8,080	212,989
Hanover Insurance Group, Inc.	477	82,688
HBT Financial, Inc.	1,300	34,736
Heritage Commerce Corp.	6,040	75,379
Heritage Financial Corp.	3,982	103,532
Heritage Insurance Holdings, Inc.*	2,558	67,148
Hilltop Holdings, Inc.	11,531	413,040
Home Bancorp, Inc.	940	56,945
HomeTrust Bancshares, Inc.	1,000	42,650
Hope Bancorp, Inc.	17,176	191,856
Horace Mann Educators Corp.	5,211	222,405
Horizon Bancorp, Inc.	3,741	61,988
Howard Hughes Holdings, Inc.*	3,468	219,386
Huntington Bancshares, Inc.	16,671	260,901
Independent Bank Corp.	3,020	100,566
Independent Bank Corp.	3,661	275,344
International Bancshares Corp.	10,134	681,917
Invesco Ltd.	25,109	609,898
Investar Holding Corp.	1,000	27,270
Jackson Financial, Inc. - Class A	9,841	1,040,391
Janus Henderson Group PLC	10,392	533,837
Jones Lang LaSalle, Inc.*	640	194,765
LendingClub Corp.*	7,380	105,682
Lincoln National Corp.	3,482	123,611
McGrath RentCorp	353	38,929
Mercantile Bank Corp.	3,880	195,940
Merchants Bancorp	797	34,199
Mercury General Corp.	1,094	96,436
Metropolitan Bank Holding Corp.	560	46,642
MGIC Investment Corp.	35,567	933,634
Mid Penn Bancorp, Inc.	1,340	43,094
Midland States Bancorp, Inc.	2,338	52,161
Navient Corp.	16,705	136,647
NBT Bancorp, Inc.	2,276	96,912
Nelnet, Inc. - Class A	5,240	675,750
Newmark Group, Inc. - Class A	7,128	106,849
Nicolet Bankshares, Inc.	444	65,987
NMI Holdings, Inc.*	7,989	299,667
Northeast Bank	889	99,897
Northfield Bancorp, Inc.	2,999	40,606
Northrim BanCorp, Inc.	4,165	95,295
Northwest Bancshares, Inc.	19,541	247,975

See accompanying Notes to Financial Statements.

Vericimetry U.S. Small Cap Value Fund

SCHEDULE OF INVESTMENTS (Continued)
AS OF MARCH 31, 2026 (Unaudited)

	Number of Shares	Value
COMMON STOCKS (Continued)
FINANCIAL (Continued)
Oak Valley Bancorp	1,610	$52,212
OceanFirst Financial Corp.	6,620	119,425
OFG Bancorp	10,614	429,442
Old National Bancorp	40,696	899,382
Old Second Bancorp, Inc.	2,780	56,045
OneMain Holdings, Inc.	967	51,725
Oppenheimer Holdings, Inc. - Class A	1,182	105,423
Orrstown Financial Services, Inc.	2,317	83,597
Park National Corp.	185	30,238
Pathward Financial, Inc.	3,099	276,524
Paysign, Inc.*	7,519	44,362
PCB Bancorp	3,540	79,615
Peapack-Gladstone Financial Corp.	2,485	87,497
PennyMac Financial Services, Inc.	1,324	115,718
Peoples Bancorp of North Carolina, Inc.	300	11,748
Peoples Bancorp, Inc.	6,923	227,559
Peoples Financial Services Corp.	1,290	68,796
Pinnacle Financial Partners, Inc.	4,065	350,159
Piper Sandler Cos.	1,380	105,639
Popular, Inc.	7,903	1,060,346
Preferred Bank/Los Angeles CA	3,270	296,556
Primerica, Inc.	320	80,154
Primis Financial Corp.	2,444	32,456
ProAssurance Corp.*	5,465	135,095
Provident Financial Holdings, Inc.	1,180	19,022
Provident Financial Services, Inc.	18,698	395,650
QCR Holdings, Inc.	1,447	123,646
Radian Group, Inc.	14,172	468,810
Regional Management Corp.	1,108	35,733
Renasant Corp.	12,138	438,546
Republic Bancorp, Inc. - Class A	1,879	132,563
Rocket Cos., Inc. - Class A*	9,591	136,672
S&T Bancorp, Inc.	5,553	232,282
Safety Insurance Group, Inc.	424	30,799
Seacoast Banking Corp. of Florida	1,966	59,550
Sierra Bancorp	2,330	79,034
Simmons First National Corp. - Class A	16,097	313,087
SiriusPoint Ltd.*	13,499	290,768
SmartFinancial, Inc.	2,450	95,746
Southside Bancshares, Inc.	2,196	68,274
SOUTHSTATE BANK Corp.	7,948	735,349
Stellar Bancorp, Inc.	2,529	92,587
Stewart Information Services Corp.	1,685	103,762
Stifel Financial Corp.	708	52,335
Stock Yards Bancorp, Inc.	530	35,134
StoneX Group, Inc.*	3,541	285,582
Stratus Properties, Inc.*	799	24,385

	Number of Shares	Value
COMMON STOCKS (Continued)
FINANCIAL (Continued)
Texas Capital Bancshares, Inc.*	7,564	$717,672
Third Coast Bancshares, Inc.*	540	20,428
Timberland Bancorp, Inc.	1,578	62,221
Tiptree, Inc.	2,388	40,405
Tompkins Financial Corp.	899	70,877
Towne Bank/Portsmouth VA	2,010	67,677
TriCo Bancshares	2,357	112,052
TrustCo Bank Corp. NY	3,330	145,787
Trustmark Corp.	9,097	383,348
UMB Financial Corp.	2,772	312,654
United Bankshares, Inc.	11,352	470,200
United Community Banks, Inc.	7,632	240,332
United Fire Group, Inc.	3,046	112,885
Unity Bancorp, Inc.	400	20,732
Universal Insurance Holdings, Inc.	2,394	81,779
Univest Financial Corp.	5,460	187,060
Unum Group	2,023	147,740
Valley National Bancorp	49,910	612,895
Virtu Financial, Inc. - Class A	1,442	63,419
WaFd, Inc.	12,572	394,761
Washington Trust Bancorp, Inc.	1,970	65,916
Waterstone Financial, Inc.	2,914	52,539
Webster Financial Corp.	9,285	644,565
WesBanco, Inc.	16,254	560,600
Westamerica BanCorp	1,630	85,004
Western Alliance Bancorp	2,876	203,765
Western New England Bancorp, Inc.	3,159	40,846
White Mountains Insurance Group Ltd.	295	648,103
Wintrust Financial Corp.	4,702	653,296
World Acceptance Corp.*	443	59,823
WSFS Financial Corp.	7,709	504,631
Zions Bancorp N.A.	4,010	231,056
		48,371,596
INDUSTRIAL — 18.7%
AAR Corp.*	2,520	275,839
Advanced Energy Industries, Inc.	168	54,215
Alamo Group, Inc.	196	32,334
American Superconductor Corp.*	750	25,388
American Woodmark Corp.*	2,227	88,701
Apogee Enterprises, Inc.	332	11,135
Applied Industrial Technologies, Inc.	154	40,859
ArcBest Corp.	3,226	317,309
Arcosa, Inc.	6,049	642,041
Ardmore Shipping Corp.	6,547	99,842
Argan, Inc.	192	104,573
Array Digital Infrastructure, Inc.	3,280	151,339
Arrow Electronics, Inc.*	1,986	284,812

See accompanying Notes to Financial Statements.

Vericimetry U.S. Small Cap Value Fund

SCHEDULE OF INVESTMENTS (Continued)
AS OF MARCH 31, 2026 (Unaudited)

	Number of Shares	Value
COMMON STOCKS (Continued)
INDUSTRIAL (Continued)
Astec Industries, Inc.	3,484	$187,579
ATI, Inc.*	3,510	510,565
Atkore, Inc.	1,265	74,521
Avient Corp.	8,458	307,025
Avnet, Inc.	16,681	1,027,883
AZZ, Inc.	1,578	197,455
Bel Fuse, Inc. - Class B	1,120	221,738
Benchmark Electronics, Inc.	6,368	356,990
Boise Cascade Co.	3,705	281,024
Brady Corp. - Class A	166	13,486
C.H. Robinson Worldwide, Inc.	204	33,878
Chart Industries, Inc.*	1,430	295,653
Clearwater Paper Corp.*	1,517	21,814
Coherent Corp.*	1,344	320,154
Columbus McKinnon Corp.	1,452	21,098
Comfort Systems USA, Inc.	138	190,301
Concrete Pumping Holdings, Inc.*	4,616	32,958
Core Molding Technologies, Inc.*	1,390	31,136
Costamare, Inc.	18,212	307,783
Covenant Logistics Group, Inc.	4,220	114,573
DHT Holdings, Inc.	29,289	535,110
Dorian LPG Ltd.	6,756	231,055
Ducommun, Inc.*	1,993	243,146
DXP Enterprises, Inc.*	1,092	152,585
Dycom Industries, Inc.*	140	47,435
Eastman Kodak Co.*	5,444	49,268
EMCOR Group, Inc.	421	310,829
EnerSys	1,769	307,311
Enpro, Inc.	1,564	392,017
Enviri Corp.*	15,494	303,992
Esab Corp.	990	95,693
ESCO Technologies, Inc.	1,439	404,891
Everus Construction Group, Inc.*	918	108,379
Federal Signal Corp.	909	98,299
Flowserve Corp.	759	55,794
Fluor Corp.*	1,068	49,822
Frontdoor, Inc.*	574	30,342
Frontline PLC	4,196	146,273
GATX Corp.	4,939	843,285
Genco Shipping & Trading Ltd.	6,987	157,557
Gencor Industries, Inc.*	2,000	30,000
Gibraltar Industries, Inc.*	2,813	112,154
Granite Construction, Inc.	2,307	276,563
Great Lakes Dredge & Dock Corp.*	9,205	156,485
Greenbrier Cos., Inc.	6,079	320,059
Greif, Inc. - Class A	5,036	337,765
Griffon Corp.	1,627	118,250

	Number of Shares	Value
COMMON STOCKS (Continued)
INDUSTRIAL (Continued)
GXO Logistics, Inc.*	6,318	$327,588
Heartland Express, Inc.	8,760	91,104
Helios Technologies, Inc.	1,311	84,835
Hillman Solutions Corp.*	4,490	37,357
Himalaya Shipping Ltd.	5,576	74,161
Hub Group, Inc. - Class A	9,988	359,968
Hyster-Yale, Inc.	587	19,083
Ichor Holdings Ltd.*	2,302	107,296
IES Holdings, Inc.*	130	61,941
Insteel Industries, Inc.	1,273	42,786
International Seaways, Inc.	9,273	675,816
Kennametal, Inc.	8,923	322,388
Kimball Electronics, Inc.*	4,422	104,757
Kirby Corp.*	5,791	769,508
Knight-Swift Transportation Holdings, Inc.	2,974	171,243
Knowles Corp.*	10,757	276,240
L B Foster Co. - Class A*	1,544	43,078
Latham Group, Inc.*	3,100	16,647
Leonardo DRS, Inc.	999	44,475
LSB Industries, Inc.*	5,100	75,990
Manitowoc Co., Inc.*	5,071	59,077
Marten Transport Ltd.	15,250	200,233
Masterbrand, Inc.*	12,033	99,994
Materion Corp.	931	134,669
Matson, Inc.	5,476	897,735
Mayville Engineering Co., Inc.*	1,936	34,751
Mesa Laboratories, Inc.	384	33,953
Metallus, Inc.*	6,023	98,416
Mistras Group, Inc.*	5,764	85,192
Modine Manufacturing Co.*	3,483	754,801
Mohawk Industries, Inc.*	4,357	428,990
Mueller Industries, Inc.	5,241	580,703
Myers Industries, Inc.	2,540	53,797
MYR Group, Inc.*	346	97,683
National Presto Industries, Inc.	656	89,911
NL Industries, Inc.	5,450	31,774
Nordic American Tankers Ltd.	41,836	245,159
nVent Electric PLC	2,721	321,840
NWPX Infrastructure, Inc.*	1,646	128,158
O-I Glass, Inc.*	11,355	119,341
Orion Group Holdings, Inc.*	2,680	29,212
Outdoor Holding Co.*	9,218	18,528
Pangaea Logistics Solutions Ltd.	6,330	44,816
Park-Ohio Holdings Corp.	1,238	29,762
Plexus Corp.*	1,673	338,849
Primoris Services Corp.	4,524	647,113
Pro-Dex, Inc.*	466	22,890

See accompanying Notes to Financial Statements.

Vericimetry U.S. Small Cap Value Fund

SCHEDULE OF INVESTMENTS (Continued)
AS OF MARCH 31, 2026 (Unaudited)

	Number of Shares	Value
COMMON STOCKS (Continued)
INDUSTRIAL (Continued)
Proto Labs, Inc.*	2,508	$143,006
Radiant Logistics, Inc.*	7,106	50,097
Regal Rexnord Corp.	560	104,866
Ryder System, Inc.	2,389	489,052
Ryerson Holding Corp.	1,562	35,114
Safe Bulkers, Inc.	8,456	53,527
Sanmina Corp.*	7,071	916,684
Schneider National, Inc. - Class B	9,670	254,901
Scorpio Tankers, Inc.	8,066	602,208
Sensata Technologies Holding PLC	9,585	337,584
SFL Corp. Ltd.	19,707	212,639
Silgan Holdings, Inc.	917	35,580
Smith & Wesson Brands, Inc.	3,853	55,214
SPX Technologies, Inc.*	1,340	267,920
Standex International Corp.	155	39,503
Stanley Black & Decker, Inc.	3,036	215,738
Sterling Infrastructure, Inc.*	757	308,303
Sturm Ruger & Co., Inc.	937	37,564
TD SYNNEX Corp.	1,640	276,684
Tecnoglass, Inc.	1,282	57,113
Teekay Corp. Ltd.	15,882	193,919
Teekay Tankers Ltd. - Class A	5,584	409,419
Terex Corp.	4,917	290,595
Thermon Group Holdings, Inc.*	2,239	112,846
Timken Co.	1,790	180,020
TriMas Corp.	5,160	185,450
Trinity Industries, Inc.	10,166	327,142
TTM Technologies, Inc.*	16,502	1,607,625
Tutor Perini Corp.	5,870	453,105
UFP Industries, Inc.	1,430	131,732
Universal Logistics Holdings, Inc.	1,000	21,140
Vishay Intertechnology, Inc.	17,524	315,432
Watts Water Technologies, Inc. - Class A	272	78,959
Werner Enterprises, Inc.	8,024	235,986
Willis Lease Finance Corp.	1,504	256,071
World Kinect Corp.	7,018	161,905
Worthington Enterprises, Inc.	1,229	64,080
Worthington Steel, Inc.	2,811	85,314
		31,528,005
TECHNOLOGY — 2.5%
Adeia, Inc.	1,318	31,672
Alpha & Omega Semiconductor Ltd.*	3,205	71,023
Amkor Technology, Inc.	28,464	1,281,734
Amtech Systems, Inc.*	2,665	31,127
ASGN, Inc.*	1,351	52,297
AstroNova, Inc.*	2,000	18,380
Axcelis Technologies, Inc.*	565	52,590

	Number of Shares	Value
COMMON STOCKS (Continued)
TECHNOLOGY (Continued)
Bandwidth, Inc. - Class A*	5,207	$92,789
Cirrus Logic, Inc.*	266	38,469
Cohu, Inc.*	2,666	81,633
Concentrix Corp.	2,661	72,805
Diebold Nixdorf, Inc.*	576	43,453
Digi International, Inc.*	1,553	74,855
Diodes, Inc.*	5,142	350,993
DXC Technology Co.*	7,660	96,286
Fastly, Inc.*	1,822	52,947
FormFactor, Inc.*	1,683	163,234
GigaCloud Technology, Inc. - Class A*	2,193	99,518
Insight Enterprises, Inc.*	423	28,345
IPG Photonics Corp.*	3,216	368,522
LiveRamp Holdings, Inc.*	884	23,444
MaxLinear, Inc.*	6,003	104,392
NetScout Systems, Inc.*	9,846	313,004
Photronics, Inc.*	8,676	350,597
Richardson Electronics Ltd./United States	2,401	26,291
Skyworks Solutions, Inc.	550	29,453
Talkspace, Inc.*	7,311	37,834
Ultra Clean Holdings, Inc.*	1,378	85,684
Veeco Instruments, Inc.*	1,374	46,524
Vishay Precision Group, Inc.*	1,608	69,819
		4,189,714
UTILITIES — 1.0%
AES Corp.	2,534	35,704
Ameresco, Inc. - Class A*	1,945	49,598
Black Hills Corp.	822	57,055
Brookfield Infrastructure Corp. - Class A	1,090	43,077
Clearway Energy, Inc. - Class C	1,463	57,481
H2O America	601	35,261
MDU Resources Group, Inc.	13,558	280,922
MGE Energy, Inc.	345	26,665
National Fuel Gas Co.	700	65,772
New Jersey Resources Corp.	6,126	336,440
NRG Energy, Inc.	2,917	426,290
ONE Gas, Inc.	900	77,517
Otter Tail Corp.	659	57,840
Portland General Electric Co.	2,253	118,891
UGI Corp.	1,652	60,166
Unitil Corp.	559	29,202
		1,757,881
TOTAL COMMON STOCKS
(Cost $95,603,564)		156,189,903

See accompanying Notes to Financial Statements.

Vericimetry U.S. Small Cap Value Fund

SCHEDULE OF INVESTMENTS (Continued)
AS OF MARCH 31, 2026 (Unaudited)

	Number of Shares	Value
EXCHANGE-TRADED FUNDS — 1.7%
Direxion Daily S&P Oil & Gas Exp. & Prod. Bull 2X ETF	3,470	$153,443
Direxion Daily Small Cap Bull 3X ETF[1]	19,228	848,532
iShares Russell 2000 Value ETF	5,042	955,913
iShares S&P Small-Cap 600 Value ETF	2,010	238,084
State Street SPDR S&P Regional Banking ETF[1]	10,309	671,631
VanEck Oil Services ETF	127	51,335

TOTAL EXCHANGE-TRADED FUNDS
(Cost $1,822,530)		2,918,938

PREFERRED STOCKS — 0.0%
CONSUMER, CYCLICAL — 0.0%
QVC Group, Inc. 8.00%, 3/15/2031*[3]	274	693

TOTAL PREFERRED STOCKS
(Cost $16,189)		693

WARRANTS — 0.0%
CONSUMER, NON-CYCLICAL — 0.0%
Regulus Therapeutics Inc., Expiration Date: December 30, 2026*	9,881	—
TreeHouse Foods, Inc., Expiration Date: February 11, 2027*	5,799	—
		—
FINANCIAL — 0.0%
Opendoor Technologies, Inc., Expiration Date: November 19, 2026*	104	26
Opendoor Technologies, Inc., Expiration Date: November 19, 2026*	104	63
Opendoor Technologies, Inc., Expiration Date: November 19, 2026*	104	24
		113

TOTAL WARRANTS
(Cost $0)		113

	Number of Shares	Value
MONEY MARKET INVESTMENTS — 5.7%
Fidelity Investments Money Market Government Portfolio - Class III, 3.22%[4]	8,154,437	$8,154,437
Invesco Government & Agency Porfolio, 3.67%[4,5]	1,398,010	1,398,010

TOTAL MONEY MARKET INVESTMENTS
(Cost $9,552,447)		9,552,447

TOTAL INVESTMENTS — 100.4%
(Cost $106,994,730)		168,662,094

Liabilities less other assets — (0.4)%		(630,296)

TOTAL NET ASSETS — 100.0%		$168,031,798

PLC – Public Limited Company

*	Non-income producing security.
[1]	All or a portion of shares are on loan. Total loaned securities had a fair value of $1,362,910 at March 31, 2026.
[2]

Security valued at fair value as determined by the investment adviser under the supervision of the Board of Trustees. Value determined using significant unobservable inputs. See Note 2 in the Notes to Financial Statements.

[3]	Callable.
[4]	Variable rate security; the rate shown represents the 7-day yield at March 31, 2026.
[5]	Investments purchased with cash proceeds from securities lending.
Total collateral had a fair value of $1,398,010 at March 31, 2026.

See accompanying Notes to Financial Statements.

Vericimetry Funds

Vericimetry U.S. Small Cap Value Fund

Statement of Assets and Liabilities

AS OF MARCH 31, 2026 (Unaudited)

ASSETS:
Investments in securities, at value (cost $106,994,730)	$168,662,094	(1)
Cash held at broker	815,954
Receivables:
Securities sold	91,568
Dividends and interest	130,496
Securities lending income	2,637
Prepaid expenses and other assets	21,203
Total assets	169,723,952

LIABILITIES:
Collateral due to broker for securities loaned	1,398,010
Payables:
Securities purchased	129,865
Fund shares redeemed	45,500
Due to Trustees	4,339
Due to Adviser	62,215
Fund accounting and administration fees and expenses	13,921
Transfer agent fees	3,188
Custody fees	7,221
Accrued other expenses	27,895
Total liabilities	1,692,154

Commitments and contingencies (Note 3)

NET ASSETS	$168,031,798

COMPONENTS OF NET ASSETS:
Paid-in capital	$98,276,677
Total distributable earnings	69,755,121
NET ASSETS	$168,031,798

Shares outstanding, no par value (unlimited shares authorized)	8,085,902

Net asset value, offering and redemption price per share	$20.78

(1)	Includes securities on loan of $1,362,910 (see Note 2).

See accompanying Notes to Financial Statements.

Vericimetry Funds

Vericimetry U.S. Small Cap Value Fund

Statement of Operations

FOR THE Six Months ENDED MARCH 31, 2026 (Unaudited)

INVESTMENT INCOME
Income
Dividends (net of foreign withholding taxes of $435)	$1,378,056
Securities lending income	12,864
Interest	97,382
Total investment Income	1,488,302

Expenses
Investment advisory fees	420,109
Fund accounting and administration fees and expenses	40,777
Professional fees	19,447
Custody fees	18,549
Transfer agent fees	16,365
Registration fees	14,511
Miscellaneous expenses	8,377
Shareholder reporting fees	7,242
Trustees’ fees and expenses	4,339
Insurance fees	2,867
Total expenses	552,583
Fees waived by the Adviser	(48,452)
Net expenses	504,131
Net investment income	984,171

Net Realized and Unrealized Gain on Investments and Options Contracts
Net realized gain (loss) on:
Investments	11,106,862
Purchased options contracts	(20,082)
Net realized gain	11,086,780
Net change in unrealized appreciation/depreciation on investments	3,036,648
Net realized and unrealized gain on investments and options contracts	14,123,428

Net Increase in Net Assets from Operations	$15,107,599

See accompanying Notes to Financial Statements.

Vericimetry Funds

Vericimetry U.S. Small Cap Value Fund

Statements of Changes in Net Assets

	For the Six Months Ended March 31, 2026 (Unaudited)	For the Year Ended September 30, 2025
INCREASE (DECREASE) IN NET ASSETS FROM:
Operations
Net investment income	$984,171	$2,312,319
Net realized gain on investments and purchased options contracts	11,086,780	18,783,677
Net change in unrealized appreciation/depreciation on investments	3,036,648	(9,964,044)
Net increase in net assets resulting from operations	15,107,599	11,131,952

Distributions to Shareholders	$(21,308,754)	$(16,299,034)

Capital Transactions
Proceeds from shares issued	5,352	30,379
Reinvestment of distributions	21,288,053	16,283,929
Cost of shares redeemed	(16,580,730)	(21,579,571)
Net increase (decrease) resulting from capital transactions	4,712,675	(5,265,263)

Total decrease in net assets	(1,488,480)	(10,432,345)

Net Assets:
Beginning of period	169,520,278	179,952,623
End of period	$168,031,798	$169,520,278

Capital Share Activity
Shares issued	253	1,470
Shares reinvested	1,082,316	750,157
Shares redeemed	(790,078)	(1,055,051)
Net increase (decrease) in capital shares	292,491	(303,424)

See accompanying Notes to Financial Statements.

Vericimetry Funds

Vericimetry U.S. Small Cap Value Fund

Financial Highlights

For a capital share outstanding throughout each period
	For the Six Months Ended March 31, 2026 (Unaudited)	For the Year Ended September 30, 2025	For the Year Ended September 30, 2024	For the Year Ended September 30, 2023	For the Year Ended September 30, 2022	For the Year Ended September 30, 2021
Net asset value, beginning of period	$21.75	$22.23	$18.12	$17.30	$23.11	$13.69
Income (Loss) from Investment Operations:
Net investment income	0.12	0.29	0.26	0.27	0.23	0.18
Net realized and unrealized gain (loss) on investments	1.74	1.27	4.42	2.00	(2.14)	9.44
Total from investment operations	1.86	1.56	4.68	2.27	(1.91)	9.62

Less Distributions:
From net investment income	(0.13)	(0.28)	(0.26)	(0.28)	(0.20)	(0.20)
From net realized gain	(2.70)	(1.76)	(0.31)	(1.17)	(3.70)	—
Total distributions	(2.83)	(2.04)	(0.57)	(1.45)	(3.90)	(0.20)

Net asset value, end of period	$20.78	$21.75	$22.23	$18.12	$17.30	$23.11

Total return	9.31%[1]	7.14%	26.35%	12.85%	(10.34)%	70.44%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$168,032	$169,520	$179,953	$164,295	$155,592	$160,188

Ratio of expenses to average net assets (including interest expense)
Before fees reimbursed by the Adviser	0.66%[2]	0.65%	0.65%	0.66%	0.66%	0.67%
After fees reimbursed by the Adviser	0.60%[2]	0.60%	0.60%	0.60%	0.60%	0.60%
Ratio of net investment income to average net assets (including interest expense)
Before fees reimbursed by the Adviser	1.11%[2]	1.33%	1.23%	1.42%	1.07%	0.77%
After fees reimbursed by the Adviser	1.17%[2]	1.38%	1.28%	1.48%	1.13%	0.84%

Portfolio turnover rate	24%[1]	41%	23%	46%	72%	72%

[1]	Not annualized.

[2]	Annualized.

See accompanying Notes to Financial Statements.

Vericimetry Funds

Notes to Financial Statements

As of MARCH 31, 2026 (Unaudited)

1. Organization

Vericimetry Funds (the “Trust”), a Delaware statutory trust, is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Trust consists of one diversified series of shares: the Vericimetry U.S. Small Cap Value Fund (the “Fund”). The Fund’s investment objective is to achieve long-term capital appreciation. The Fund commenced operations on December 27, 2011.

The Fund is deemed to be an individual reporting segment and is not part of a consolidated reporting entity. The objective and strategy of the Fund is used by the Vericimetry Advisors LLC (the “Adviser”) to make investment decisions, and the results of the operations, as shown on the Statements of Operations and the Financial Highlights for the Fund is the information utilized for the day-to-day management of the Fund. The Fund is party to an Expense Litigation Agreement as disclosed in the Note 3 and there are no resources allocated to the Fund based on performance measurements. The management of the Fund’s Adviser is deemed to be the Chief Operating Decision Maker (the “CODM”) with respect to the Fund’s investment decisions.

2. Significant Accounting Policies

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”), Accounting Standards Codification Topic 946, Financial Services – Investment Companies including Accounting Standards Update 2013-08.

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”) for investment companies. The presentation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses. Actual results may differ from those estimates and disclosure of contingent assets and liabilities.

(a)

Investment Valuation – Investments in securities traded on a national securities exchange, including common stocks, preferred stocks, exchange-traded funds and rights, are valued at the last reported sales price on the day of valuation. Securities traded on the Nasdaq National Market are valued at the Nasdaq Official Closing Price (“NOCP”). If there is no last reported sale or NOCP, the value of such securities will be at the mean between the most recent quoted bid and ask prices. Purchased options and other when-issued securities will follow the same pricing methods as the applicable equity securities. Debt securities are valued on the basis of bid-side prices. Money market investments are valued at their traded net asset value. Short-term investments may be valued at amortized cost, when it approximates fair value. If amortized cost does not approximate fair value, short-term securities are reported at fair value. Securities for which market quotations are not readily available are valued at their estimated fair value as determined in good faith by Adviser under procedures established by and under the general supervision and responsibility of the Trust’s Board of Trustees (the “Board”).

Under GAAP, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized into three broad levels and described below:

Level 1 –

quoted prices in active markets for identical securities that the Fund has the ability to access. An active market for the security is a market in which transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis. A quoted price in an active market provides the most reliable evidence of fair value.

Level 2 –

other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Quoted prices for identical or similar assets in markets that are not active. Inputs that are derived principally from or corroborated by observable market data. An adjustment to any observable input that is significant to the fair value may render the measurement to a Level 3 measurement.

Level 3 –	significant unobservable inputs, including the Fund’s own assumptions in determining the fair value of investments.

Vericimetry Funds

NOTES TO FINANCIAL STATEMENTS (Continued)
As of MARCH 31, 2026 (Unaudited)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the fair values of the Fund’s investments in each category as of March 31, 2026:

	Level 1	Level 2	Level 3		Total
Investments in Securities
Common Stocks
Basic Materials	$8,373,222	$—	$—		$8,373,222
Communications	3,299,648	—	—		3,299,648
Consumer, Cyclical	21,464,169	—	—		21,464,169
Consumer, Non-Cyclical	13,908,896	—	—	*	13,908,896
Energy	23,296,772	—	—		23,296,772
Financial	48,371,596	—	—		48,371,596
Industrial	31,528,005	—	—		31,528,005
Technology	4,189,714	—	—		4,189,714
Utilities	1,757,881	—	—		1,757,881
Exchange-Traded Funds	2,918,938	—	—		2,918,938
Preferred Stocks
Consumer, Cyclical	693	—	—		693
Industrial	—	—	—		—
Rights
Financial	113	—	—		113
Warrants
Basic Materials	—	—	—	*	—
Consumer, Non-Cyclical	—	—	—	*	—
Money Market Investments	9,552,447	—	—		9,552,447
Total Investments in Securities	$168,662,094	$—	$—		$168,662,094

*	The Adviser valued these holdings at $0 as of March 31, 2026.

There were no transfers into or out of Level 3 during the reporting period.

(b)

Investment Transactions, Investment Income and Expenses – Investment transactions are recorded on the trade date for financial reporting purposes. Dividend income is recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair value. Securities gains and losses are calculated based on highest cost, long-term holdings. Interest income is recognized on an accrual basis and includes, where applicable, the amortization or accretion of premium or discount. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

(c)

Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized gains to its shareholders. Therefore, no provision is made for federal income or excise taxes. Due to the timing of dividend distributions and the differences in accounting for income and realized gains and losses for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains and losses are recorded by the Fund. The Fund may utilize earnings and profits on redemption of shares as part of the dividends paid deduction.

Vericimetry Funds

NOTES TO FINANCIAL STATEMENTS (Continued)
As of MARCH 31, 2026 (Unaudited)

GAAP requires an evaluation of tax positions taken (or expected to be taken) in the course of preparing the Fund’s tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations.

GAAP requires management of the Fund to analyze all open tax years (for the Fund, tax years 2022-2025), as defined by IRS statute of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of and during the six months ended March 31, 2026, the Fund did not have a liability for any unrecognized tax benefits. The Fund has no examination in progress and is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(d)

Distributions to Shareholders – The Fund declares and pays dividends at least annually from net investment income and from net realized gains, if any. Distributions to shareholders are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

(e)

Securities Lending – The Fund is authorized to lend a portion of its portfolio securities (up to a maximum value of one-third of the Fund’s total asset value) for the purpose of seeking to earn additional income net of fees. The Fund may pay reasonable administrative and custodial fees in connection with any such loan. A principal risk in lending portfolio securities, as with other extensions of credit, is the possible loss of rights in the collateral should the borrower fail financially. In addition, the Fund may be exposed to the risk that the sale of any collateral realized will not yield proceeds sufficient to replace the loaned securities. In determining whether to lend securities to a particular borrower, all relevant facts and circumstances are considered, including the creditworthiness of the borrower. The loans are made only to firms deemed to be of good standing, and when the consideration that can be earned from securities’ loans of this type justifies the attendant risk. All loans are required to be secured continuously by collateral in cash, cash equivalents (negotiable certificates of deposit, bankers acceptances or letters of credit), or securities of the U.S. Government or its agencies maintained on a current basis at an amount at least equal to 102% of the current value of the securities loaned for domestic U.S. securities (excluding Government Securities as defined below), and 105% of the current value of foreign equity loaned securities. Securities issued or guaranteed by the U.S. Government or its federal agencies or instrumentalities (“Government Securities”) may be maintained at 100% of current value. Collateral is received and maintained by the Fund’s securities lending agent concurrent with delivery of the loaned securities and kept in a segregated account or designated on the records of the custodian for the benefit of the Fund. The Fund will have the right to call a loan and obtain the securities loaned at any time on five days’ notice. While securities are on loan, the borrower will pay the Fund any income from the securities. Gain or loss in the value of securities loaned that may occur while the securities are on loan will be for the account of the Fund.

The Fund may invest any cash collateral in portfolio securities and earn additional income or receive an agreed-upon amount of income from a borrower who has delivered equivalent collateral. Any such investment of cash collateral will subject the Fund to the related investment risks. The Fund will not have the right to vote on any securities having voting rights during the existence of the loan. However, the Fund will have the right to regain record ownership of loaned securities in order to exercise ownership rights such as voting rights, subscription rights and rights to dividends, interest or distributions.

At March 31, 2026, the value of securities loaned by the Fund was $1,362,910 and the Fund received cash collateral of $1,398,010. Securities purchased via reinvestment of cash collateral received as part of the securities lending program consisted of institutional money market funds with overnight and continuous maturities.

(f)

Option Contracts – The Fund may write or purchase options contracts primarily to enhance the Fund’s returns or reduce volatility. In addition, the Fund may utilize options in an attempt to generate gains from option premiums or to reduce overall portfolio risk. When the Fund writes or purchases an option, an amount equal to the premium received or paid by the Fund is recorded as an asset or a liability and is subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from writing or purchasing options that expire unexercised are treated by the Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Fund has realized a gain or a loss on investment transactions. The Fund, as a writer of an option, may have no control over whether the underlying securities may be sold (call) or

Vericimetry Funds

NOTES TO FINANCIAL STATEMENTS (Continued)
As of MARCH 31, 2026 (Unaudited)

purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option. The Fund may buy options on equity indexes or their ETF equivalents as a potentially cost-effective way to gain exposure to these indexes. The Fund held no option contracts as of March 31, 2026.

(g)

Asset Coverage for Options Positions – The Fund deposits and maintains margin with respect to its futures and options positions. Such margin deposits will vary depending on the nature of the underlying instrument (and the related initial margin requirements), the current market value of the instrument and other positions held by the Fund. The Fund will hold liquid assets or enter into transactions to cover the underlying obligation or set aside in a segregated account at the Fund’s custodian liquid assets, such as cash, Government Securities or other high grade liquid debt obligations equal in value to the amount due on the underlying obligation. Such segregated assets will be marked-to-market daily, and additional assets will be placed in the segregated account whenever the total value of the segregated account falls below the amount due on the underlying obligation. As of March 31, 2026, no securities were segregated as collateral for options contracts.

(h)

Deposit at Brokers – Deposit at broker for options contracts represent an amount that is held by a third party for the Fund’s derivative transactions. Such cash is excluded from cash and cash equivalents in the Statements of Assets and Liabilities. Cash and cash equivalents and deposits at broker are subject to credit risk to the extent those balances exceed applicable Securities Investor Protection Corporation (“SIPC”) or Federal Deposit Insurance Corporation (“FDIC”) limitations.

(i)

GAAP requires enhanced disclosures about the Fund’s derivative and hedging activities, including how such activities are accounted for and their effects on the Fund’s financial position, performance and cash flows. As of March 31, 2026, the Fund had no open derivative instruments and therefore there was no impact to the Statement of Assets and Liabilities. The effects of derivative instruments on the Statement of Operations for the six months ended March 31, 2026 are as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not designated as hedging instruments	Purchased Options Contracts
Equity contracts	$(20,082)
Total	$(20,082)

The Fund had option contracts transactions during the six months ended March 31, 2026, however, due to the timing of these transactions, the average monthly notional amount for the Fund was $0.

For the six months ended March 31, 2026, the Fund’s purchases and sales of purchased option contracts were as follows:

Purchases	Sales
$28,032	$7,950

(j)

GAAP requires an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. The guidance requires retrospective application for all comparative periods presented. Management has evaluated the impact on the financial statement disclosures and determined that there is no effect. As there are no master netting arrangements relating to the Fund’s participation in securities lending, and all amounts related to securities lending are presented gross on the Fund’s Statement of Assets and Liabilities, no additional disclosures have been made on behalf of the Fund. Please reference Note 2(e) for additional disclosures related to securities lending, including collateral related to securities on loan. There are no master netting arrangements relating to the Fund’s use of option contracts.

Vericimetry Funds

NOTES TO FINANCIAL STATEMENTS (Continued)
As of MARCH 31, 2026 (Unaudited)

3. Investment Advisory and Other Agreements

The Fund has entered into an Investment Advisory Agreement with the Adviser, pursuant to which the Adviser provides general investment advisory services for the Fund. For providing these services, the Adviser receives a fee from the Fund, accrued daily and paid monthly, at an annual rate equal to 0.50% of the Fund’s average daily net assets. However, the Adviser has contractually agreed through an Expense Limitation Agreement to waive its management fee or reimburse the Fund so that its total annual operating expenses (excluding non-operating costs, which includes but is not limited to taxes, interest, acquired fund fees and expenses, litigation, extraordinary expenses, and brokerage and other transaction expenses relating to the purchase or sale of portfolio investments) do not exceed 0.60% of the Fund’s average daily net assets through January 31, 2027. For the six months ended March 31, 2026, the Fund accrued $420,109 in advisory fees under the Investment Advisory Agreement. Over the same time period, the Adviser waived fees and reimbursed expenses in the amount of $48,452.

Under the terms of the Expense Limitation Agreement, if at any time the expenses of the Fund are less than the expense limitation, the Adviser retains the right to seek reimbursement for any fees previously waived and/or expenses previously assumed within the prior three years, to the extent that such reimbursement will not cause the Fund’s annualized expenses to exceed 0.60% of its average net assets on an annualized basis, or the expense limitation in place at time of waiver or reimbursement. The Fund is not obligated to reimburse the Adviser for fees previously waived or expenses previously assumed by the Adviser more than three years before the date of such reimbursement. All such reimbursements are contingent upon Board review and approval. As of September 30, 2025, reimbursements that may potentially be made by the Fund to the Adviser total $313,163, which expire as follows:

September 30, 2026	$102,223
September 30, 2027	$81,930
September 30, 2028	$80,558
September 30, 2029	$48,452

UMB Fund Services, Inc. (“UMBFS”) serves as the Fund’s fund accountant, transfer agent and administrator; UMB Bank, n.a., an affiliate of UMBFS, serves as the Fund’s custodian. Amounts paid to UMBFS and its affiliates by the Fund are reflected on the Statement of Operations.

Certain officers and a Trustee of the Trust are also officers of the Adviser and/or an employee of UMBFS. Such persons are not compensated by the Fund for the services they provide to the Fund.

4. Federal Income Tax Information

At September 30, 2025, gross unrealized appreciation and depreciation on investments owned by the Fund, based on cost for federal income tax purposes were as follows:

Cost of Investments	$115,418,383
Gross Unrealized Appreciation	$63,632,920
Gross Unrealized Depreciation	(7,187,071)
Net Unrealized Appreciation	$56,445,849

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

Vericimetry Funds

NOTES TO FINANCIAL STATEMENTS (Continued)
As of MARCH 31, 2026 (Unaudited)

As of September 30, 2025, the components of distributable earnings on a tax basis were as follows:

Undistributed Ordinary Income	$281,862
Undistributed Long-term Gains	19,229,946
Other Accumulated Losses	(1,381)
Unrealized Appreciation on Investments	56,445,849
Total Distributable Earnings	$75,956,276

The tax character of distributions paid during the fiscal years ended September 30, 2025 and September 30, 2024 were as follows:

	September 30, 2025	September 30, 2024
Distributions Paid From:
Ordinary Income	$2,265,590	$2,233,216
Long-term Capital Gains	14,033,444	2,796,817
Total Distributions	$16,299,034	$5,030,033

5. Investment Transactions

For the six months ended March 31, 2026, the Fund’s purchases and sales of investments, excluding short-term investments, were as follows:

Purchases	Sales
$38,490,142	$57,429,421

6. Control Ownership

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of the Fund creates presumption of control of the Fund, under Section 2(a) 9 of the 1940 Act. As of March 31, 2026, Charles Schwab & Co., Inc., holding shares for the benefit of others in nominee name, held approximately 95.01% of the voting securities of the Fund.

7. Indemnifications

In the normal course of business, the Fund enters into contracts that contain a variety of representations, which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund expects the risk of loss to be remote.

8. Events Subsequent to the Fiscal Period End

The Fund has adopted financial reporting rules regarding subsequent events which require an entity to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the balance sheet. There were no subsequent events or transactions that occurred that materially impacted the amounts or disclosures in the Fund’s financial statements, through the date of issuance of these financial statements.

Vericimetry Funds

FORM N-CSR ITEMS 8 – 11
MARCH 31, 2026 (Unaudited)

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

This information is included in Item 7, as part of the financial statements.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contact.

At a meeting held on September 19, 2025, the Board of Trustees, including a majority of the independent trustees, met to consider, among other matters, the renewal of the investment management agreement (the “Investment Management Agreement”) between the Adviser and the Fund.

In considering the renewal of the Investment Management Agreement, the Board considered written and oral responses provided by the Adviser to an information request letter submitted by Fund Counsel.

The Board specifically evaluated details about: (i) the nature, extent and quality of the services provided by the Adviser to the Fund; (ii) the costs of the services to be provided and the profits to be realized by the Adviser from the relationship with the Fund; (iii) the extent to which economies of scale may be realized as the Fund grows; (iv) the management fee and expense ratio of the Fund; (v) potential fall-out benefits to the Adviser from its relationship to the Fund; and (vi) other general information about the Adviser.

The Board reviewed the background information of the Adviser’s key investment personnel, taking into consideration that they collectively averaged over 30 years of financial industry experience. The Board discussed the Adviser’s investment process and expressed its satisfaction with the Adviser’s processes for risk management, broker selection, business continuity and monitoring compliance with the Fund’s investment limitations. The Board commented that the Adviser reported no material compliance issues or concerns or regulatory examination deficiencies in the past year. The Board acknowledged that the Adviser did not identify any deviations from the Fund’s investment objectives, policies or limitations. The Board noted that the Fund outperformed its peer group over the 1-year period and its benchmark across all periods. The Board concluded that the Adviser had provided, and was likely to continue to provide, high quality services to the Fund for the benefit of the shareholders.

The Board compared the Fund’s investment advisory fee and expense ratio to investment advisory fees and expense ratios of the Peer Group. The Board noted that the Fund’s investment advisory fee of 0.50% was higher than the advisory fee for the Fund’s peer group (0.39%) and well below the Morningstar category average of 0.79%. The Board observed that the Fund’s net expense ratio of 0.61% was higher than that of the Fund’s peer group (0.455%), but significantly lower than the Morningstar category average of 1.01%. The Board acknowledged that an expense limitation agreement was in effect for the Fund. The Board, upon reviewing the Adviser’s explanation for the fee structure in place, agreed that the fees selected were appropriate and reasonable in relation to the services to be provided. After further discussion, the Board concluded that the Fund’s advisory fee was not unreasonable.

In terms of potential “fall out” benefits to the Adviser from its relationship to the Fund, the Board noted that the Adviser did not engage in the use of soft dollars. The Board discussed economies of scale, noting that no such economies of scale had been achieved but that the Adviser the matter of economies of scale would be revisited at the next renewal of the Investment Management Agreement and as the Fund’s size increases.

The Board concluded its evaluation, and without assigning particular weight to any single factor, approved the renewal of the Investment Management Agreement.

Vericimetry U.S. Small Cap Value Fund

www.vericimetryfunds.com

(b)	The information required by Item 13 of Form N-1A is included as part of the financial statements filed under Item 7(a) of this Form.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

This information is included in Item 7, as part of the financial statements.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

At a meeting held on September 19, 2025, the Board of Trustees, including a majority of the independent trustees, met to consider, among other matters, the renewal of the investment management agreement (the “Investment Management Agreement”) between the Adviser and the Fund.

In considering the renewal of the Investment Management Agreement, the Board considered written and oral responses provided by the Adviser to an information request letter submitted by Fund Counsel.

The Board specifically evaluated details about: (i) the nature, extent and quality of the services provided by the Adviser to the Fund; (ii) the costs of the services to be provided and the profits to be realized by the Adviser from the relationship with the Fund; (iii) the extent to which economies of scale may be realized as the Fund grows; (iv) the management fee and expense ratio of the Fund; (v) potential fall-out benefits to the Adviser from its relationship to the Fund; and (vi) other general information about the Adviser.

The Board reviewed the background information of the Adviser’s key investment personnel, taking into consideration that they collectively averaged over 30 years of financial industry experience. The Board discussed the Adviser’s investment process and expressed its satisfaction with the Adviser’s processes for risk management, broker selection, business continuity and monitoring compliance with the Fund’s investment limitations. The Board commented that the Adviser reported no material compliance issues or concerns or regulatory examination deficiencies in the past year. The Board acknowledged that the Adviser did not identify any deviations from the Fund’s investment objectives, policies or limitations. The Board noted that the Fund outperformed its peer group over the 1-year period and its benchmark across all periods. The Board concluded that the Adviser had provided, and was likely to continue to provide, high quality services to the Fund for the benefit of the shareholders.

The Board compared the Fund’s investment advisory fee and expense ratio to investment advisory fees and expense ratios of the Peer Group. The Board noted that the Fund’s investment advisory fee of 0.50% was higher than the advisory fee for the Fund’s peer group (0.39%) and well below the Morningstar category average of 0.79%. The Board observed that the Fund’s net expense ratio of 0.61% was higher than that of the Fund’s peer group (0.455%), but significantly lower than the Morningstar category average of 1.01%. The Board acknowledged that an expense limitation agreement was in effect for the Fund. The Board, upon reviewing the Adviser’s explanation for the fee structure in place, agreed that the fees selected were appropriate and reasonable in relation to the services to be provided. After further discussion, the Board concluded that the Fund’s advisory fee was not unreasonable.

In terms of potential “fall out” benefits to the Adviser from its relationship to the Fund, the Board noted that the Adviser did not engage in the use of soft dollars. The Board discussed economies of scale, noting that no such economies of scale had been achieved but that the Adviser the matter of economies of scale would be revisited at the next renewal of the Investment Management Agreement and as the Fund’s size increases.

The Board concluded its evaluation, and without assigning particular weight to any single factor, approved the renewal of the Investment Management Agreement.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to open-end management investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies

Not applicable to open-end management investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 15. Submission of Matters to a Vote of Security Holders

Not applicable.

Item 16. Controls and Procedures.

(a) The Registrant's certifying officer has concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-2 under the Investment Company Act of 1940 (the "Act")) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-2 under the Act, based on his evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a3(d) under the Act (17 CFR 270.30a-3(d)) during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

(a)	Not applicable.
(b)	Not applicable.

Item 19. Exhibits.

(a)(1) Not applicable.

(a)(2) Certification for the principal executive and principal financial officer of the Registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2(a)) – Filed as an attachment to this filing.

(a)(3) Not applicable.

(a)(4) Not applicable.

(b) Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)), and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) – Filed as an attachment to this filing.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Vericimetry Funds

By:	/s/ Dr. Mendel Fygenson
Dr. Mendel Fygenson
Principal Executive Officer

Date:	June 8, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the dates indicated.

Vericimetry Funds

By:	/s/ Dr. Mendel Fygenson
Dr. Mendel Fygenson
Principal Executive Officer

Date:	June 8, 2026

By:	/s/ Michael Thill
Michael Thill
Principal Financial Officer

Date:	June 8, 2026